Fixed Assets, Net	12 Months Ended
Dec. 31, 2017
Fixed Assets, Net [abstract]
FIXED ASSETS, NET
NOTE 13:-	FIXED ASSETS, NET

a.	Composition

	December 31
	2017	2016
	NIS in millions
Buildings	49	28
Software, computers and office equipment	50	66
Other (mainly leasehold improvements)	45	58
	144	152

b.	Regarding depreciation expenses recognized in profit or loss, refer to Note 31.

c.	As for charges, refer to Note 28.